Reportable Segment Information (Tables)	Mar. 31, 2026
Segment Reporting [Abstract]
Schedule of Reportable Segment Information Revised for Realignment of Reportable Segments

CRAWFORD & COMPANY
Reportable Segment Information (Unaudited)
Revised for Realignment of Reportable Segments

	Three Months Ended March 31, 2025
	U.S. Property & Casualty	Broadspire	International Operations	Total
	(Dollars In thousands)
Revenues before reimbursements	$82,190	$103,672	$126,170	$312,032
Less:
Segment Expenses:
Compensation	41,563	45,051	65,619	152,233
Benefits and payroll taxes	7,673	10,383	12,319	30,375
Non-employee labor	1,552	2,909	8,529	12,990
Total Compensation	50,788	58,343	86,467	195,598
Office rent and occupancy	1,167	2,154	4,136	7,457
Other office operating expense (1)	3,790	3,468	8,316	15,574
Depreciation	1,803	1,447	1,008	4,258
Professional fees	574	4,239	2,384	7,197
Cost of risk	142	1,072	(335)	879
Other, net (2)	831	304	1,876	3,011
Total Other Operating Expense	8,307	12,684	17,385	38,376
Allocated corporate, shared services, and administrative costs (3)	13,315	20,668	20,098	54,081
Total Segment Expenses	72,410	91,695	123,950	288,055
Segment Operating Earnings	$9,780	$11,977	$2,220	$23,977
Reconciliation of segment operating earnings:
Unallocated corporate administrative costs (4)				(6,133)
Net corporate interest expense				(3,944)
Non-service pension costs				(2,333)
Stock option expense				(184)
Amortization of acquisition-related intangible assets				(1,800)
Contingent earnout adjustments				(363)
Income before income taxes				9,220
Income taxes				(2,480)
Net Income				6,740
Net Income Attributable to Noncontrolling Interests				(56)
Net Income Attributable to Shareholders of Crawford & Company				$6,684

(1) Other office and operating expenses include travel and entertainment, automobile expenses, office operating expenses and data processing costs.

(2) Other, net primarily includes bank service charges and advertising expenses.

(3) Allocated corporate, shared services, and administrative costs, comprise of expenses for administrative functions, including direct compensation, payroll taxes, and benefits which are allocated to each segment based on usage.

(4) Unallocated corporate and shared costs and credits represent expenses for the Company's chief executive officer and Board of Directors, certain adjustments to self-insured liabilities, certain unallocated legal and professional fees, and certain adjustments and recoveries to the Company's allowances for estimated credit losses.

CRAWFORD & COMPANY
Reportable Segment Information (Unaudited)
Revised for Realignment of Reportable Segments

	Three Months Ended June 30, 2025
	U.S. Property & Casualty	Broadspire	International Operations	Total
	(Dollars In thousands)
Revenues before reimbursements	$82,500	$108,158	$132,339	$322,997
Less:
Segment Expenses:
Compensation	41,545	47,026	68,387	156,958
Benefits and payroll taxes	7,601	10,622	12,471	30,694
Non-employee labor	1,854	3,046	7,307	12,207
Total Compensation	51,000	60,694	88,165	199,859
Office rent and occupancy	1,145	2,163	4,140	7,448
Other office operating expense (1)	3,787	3,317	8,574	15,678
Depreciation	1,817	1,448	1,074	4,339
Professional fees	533	4,995	821	6,349
Cost of risk	787	1,039	730	2,556
Other, net (2)	2,160	340	1,860	4,360
Total Other Operating Expense	10,229	13,302	17,199	40,730
Allocated corporate, shared services, and administrative costs (3)	13,820	19,960	19,644	53,424
Total Segment Expenses	75,049	93,956	125,008	294,013
Segment Operating Earnings	$7,451	$14,202	$7,331	$28,984
Reconciliation of segment operating earnings:
Unallocated corporate administrative costs (4)				(6,988)
Net corporate interest expense				(3,858)
Non-service pension costs				(2,354)
Stock option expense				(214)
Amortization of acquisition-related intangible assets				(1,825)
Contingent earnout adjustments				(80)
Income before income taxes				13,665
Income taxes				(5,845)
Net Income				7,820
Net Income Attributable to Noncontrolling Interests				(38)
Net Income Attributable to Shareholders of Crawford & Company				$7,782

CRAWFORD & COMPANY
Reportable Segment Information (Unaudited)
Revised for Realignment of Reportable Segments

	Three Months Ended September 30, 2025
	U.S. Property & Casualty	Broadspire	International Operations	Total
	(Dollars In thousands)
Revenues before reimbursements	$76,227	$110,618	$135,326	$322,171
Less:
Segment Expenses:
Compensation	38,096	49,028	69,975	157,099
Benefits and payroll taxes	7,272	10,831	12,794	30,897
Non-employee labor	1,802	2,969	8,350	13,121
Total Compensation	47,170	62,828	91,119	201,117
Office rent and occupancy	1,119	2,154	4,228	7,501
Other office operating expense (1)	3,499	3,444	8,448	15,391
Depreciation	1,814	1,448	1,060	4,322
Professional fees	550	5,086	2,010	7,646
Cost of risk	558	793	1,257	2,608
Other, net (2)	(1,077)	(2)	189	(890)
Total Other Operating Expense	6,463	12,923	17,192	36,578
Allocated corporate, shared services, and administrative costs (3)	12,794	19,581	19,363	51,738
Total Segment Expenses	66,427	95,332	127,674	289,433
Segment Operating Earnings	$9,800	$15,286	$7,652	$32,738
Reconciliation of segment operating earnings:
Unallocated corporate administrative costs (4)				(6,147)
Net corporate interest expense				(3,788)
Non-service pension costs				(2,363)
Stock option expense				(52)
Amortization of acquisition-related intangible assets				(2,126)
Contingent earnout adjustments				(60)
Income before income taxes				18,202
Income taxes				(5,813)
Net Income				12,389
Net Loss Attributable to Noncontrolling Interests				19
Net Income Attributable to Shareholders of Crawford & Company				$12,408

CRAWFORD & COMPANY
Reportable Segment Information (Unaudited)
Revised for Realignment of Reportable Segments

	Three Months Ended December 31, 2025
	U.S. Property & Casualty	Broadspire	International Operations	Total
	(Dollars In thousands)
Revenues before reimbursements	$67,082	$107,903	$133,536	$308,521
Less:
Segment Expenses:
Compensation	37,965	48,807	67,293	154,065
Benefits and payroll taxes	7,259	10,913	12,972	31,144
Non-employee labor	949	2,909	7,757	11,615
Total Compensation	46,173	62,629	88,022	196,824
Office rent and occupancy	929	2,039	4,146	7,114
Other office operating expense (1)	3,460	3,458	8,752	15,670
Depreciation	1,670	1,424	1,066	4,160
Professional fees	558	4,572	2,102	7,232
Cost of risk	980	572	1,216	2,768
Other, net (2)	(752)	347	2,492	2,087
Total Other Operating Expense	6,845	12,412	19,774	39,031
Allocated corporate, shared services, and administrative costs (3)	11,984	21,085	19,030	52,099
Total Segment Expenses	65,002	96,126	126,826	287,954
Segment Operating Earnings	$2,080	$11,777	$6,710	$20,567
Reconciliation of segment operating earnings:
Unallocated corporate administrative costs (4)				(4,725)
Net corporate interest expense				(3,097)
Non-service pension costs				(2,363)
Stock option expense				(159)
Amortization of acquisition-related intangible assets				(2,680)
Restructuring and other costs, net				(13,996)
Contingent earnout adjustments				(34)
Loss before income taxes				(6,487)
Income taxes				(786)
Net Loss				(7,273)
Net Loss Attributable to Noncontrolling Interests				33
Net Loss Attributable to Shareholders of Crawford & Company				$(7,240)

CRAWFORD & COMPANY
Reportable Segment Information (Unaudited)
Revised for Realignment of Reportable Segments

	Year Ended December 31, 2025
	U.S. Property & Casualty	Broadspire	International Operations	Total
	(Dollars In thousands)
Revenues before reimbursements	$307,999	$430,351	$527,371	$1,265,721
Less:
Segment Expenses:
Compensation	159,169	189,912	271,274	620,355
Benefits and payroll taxes	29,805	42,749	50,556	123,110
Non-employee labor	6,157	11,833	31,943	49,933
Total Compensation	195,131	244,494	353,773	793,398
Office rent and occupancy	4,360	8,510	16,650	29,520
Other office operating expense (1)	14,536	13,687	34,090	62,313
Depreciation	7,104	5,767	4,208	17,079
Professional fees	2,215	18,892	7,317	28,424
Cost of risk	2,467	3,476	2,868	8,811
Other, net (2)	1,162	989	6,417	8,568
Total Other Operating Expense	31,844	51,321	71,550	154,715
Allocated corporate, shared services, and administrative costs (3)	51,913	81,294	78,135	211,342
Total Segment Expenses	278,888	377,109	503,458	1,159,455
Segment Operating Earnings	$29,111	$53,242	$23,913	$106,266
Reconciliation of segment operating earnings:
Unallocated corporate administrative costs (4)				(23,993)
Net corporate interest expense				(14,687)
Non-service pension costs				(9,413)
Stock option expense				(609)
Amortization of acquisition-related intangible assets				(8,431)
Restructuring and other costs, net				(13,996)
Contingent earnout adjustments				(537)
Income before income taxes				34,600
Income taxes				(14,924)
Net Income				19,676
Net Income Attributable to Noncontrolling Interests				(42)
Net Income Attributable to Shareholders of Crawford & Company				$19,634

CRAWFORD & COMPANY
Reportable Segment Information (Unaudited)
Revised for Realignment of Reportable Segments

	Three Months Ended March 31, 2024
	U.S. Property & Casualty	Broadspire	International Operations	Total
	(Dollars In thousands)
Revenues before reimbursements	$78,212	$101,509	$121,933	$301,654
Less:
Segment Expenses:
Compensation	40,335	44,110	64,548	148,993
Benefits and payroll taxes	8,055	10,146	12,406	30,607
Non-employee labor	1,866	3,128	5,559	10,553
Total Compensation	50,256	57,384	82,513	190,153
Office rent and occupancy	1,183	2,338	4,646	8,167
Other office operating expense (1)	3,065	3,058	8,442	14,565
Depreciation	1,720	1,291	909	3,920
Professional fees	416	4,206	2,783	7,405
Cost of risk	577	708	945	2,230
Other, net (2)	1,298	202	2,231	3,731
Total Other Operating Expense	8,259	11,803	19,956	40,018
Allocated corporate, shared services, and administrative costs (3)	14,025	19,451	19,291	52,767
Total Segment Expenses	72,540	88,638	121,760	282,938
Segment Operating Earnings	$5,672	$12,871	$173	$18,716
Reconciliation of segment operating earnings:
Unallocated corporate administrative costs (4)				(6,635)
Net corporate interest expense				(3,596)
Non-service pension costs				(2,473)
Stock option expense				(167)
Amortization of acquisition-related intangible assets				(1,868)
Contingent earnout adjustments				(151)
Income before income taxes				3,826
Income taxes				(1,047)
Net Income				2,779
Net Loss Attributable to Noncontrolling Interests				58
Net Income Attributable to Shareholders of Crawford & Company				$2,837

CRAWFORD & COMPANY
Reportable Segment Information (Unaudited)
Revised for Realignment of Reportable Segments

	Three Months Ended June 30, 2024
	U.S. Property & Casualty	Broadspire	International Operations	Total
	(Dollars In thousands)
Revenues before reimbursements	$85,320	$104,423	$124,484	$314,227
Less:
Segment Expenses:
Compensation	44,657	45,042	64,062	153,761
Benefits and payroll taxes	8,090	10,204	12,222	30,516
Non-employee labor	2,184	3,097	5,791	11,072
Total Compensation	54,931	58,343	82,075	195,349
Office rent and occupancy	1,040	2,353	4,043	7,436
Other office operating expense (1)	3,789	2,975	8,525	15,289
Depreciation	1,674	1,196	861	3,731
Professional fees	529	4,368	3,020	7,917
Cost of risk	216	625	1,287	2,128
Other, net (2)	2,458	348	2,096	4,902
Total Other Operating Expense	9,706	11,865	19,832	41,403
Allocated corporate, shared services, and administrative costs (3)	15,291	17,990	18,578	51,859
Total Segment Expenses	79,928	88,198	120,485	288,611
Segment Operating Earnings	$5,392	$16,225	$3,999	$25,616
Reconciliation of segment operating earnings:
Unallocated corporate administrative costs (4)				(3,548)
Net corporate interest expense				(4,256)
Non-service pension costs				(2,399)
Stock option expense				(139)
Amortization of acquisition-related intangible assets				(1,856)
Contingent earnout adjustments				(430)
Income before income taxes				12,988
Income taxes				(4,486)
Net Income				8,502
Net Loss Attributable to Noncontrolling Interests				82
Net Income Attributable to Shareholders of Crawford & Company				$8,584

CRAWFORD & COMPANY
Reportable Segment Information (Unaudited)
Revised for Realignment of Reportable Segments

	Three Months Ended September 30, 2024
	U.S. Property & Casualty	Broadspire	International Operations	Total
	(Dollars In thousands)
Revenues before reimbursements	$93,693	$106,467	$129,215	$329,375
Less:
Segment Expenses:
Compensation	49,567	46,432	67,201	163,200
Benefits and payroll taxes	8,352	10,399	11,734	30,485
Non-employee labor	2,974	3,152	7,661	13,787
Total Compensation	60,893	59,983	86,596	207,472
Office rent and occupancy	1,134	2,319	4,575	8,028
Other office operating expense (1)	3,854	3,233	8,728	15,815
Depreciation	1,614	1,159	893	3,666
Professional fees	487	4,789	2,934	8,210
Cost of risk	619	1,379	1,042	3,040
Other, net (2)	1,249	152	2,441	3,842
Total Other Operating Expense	8,957	13,031	20,613	42,601
Allocated corporate, shared services, and administrative costs (3)	13,692	19,330	18,300	51,322
Total Segment Expenses	83,542	92,344	125,509	301,395
Segment Operating Earnings	$10,151	$14,123	$3,706	$27,980
Reconciliation of segment operating earnings:
Unallocated corporate administrative costs (4)				(6,145)
Net corporate interest expense				(4,682)
Non-service pension costs				(2,441)
Stock option expense				(188)
Amortization of acquisition-related intangible assets				(1,932)
Contingent earnout adjustments				2,128
Income before income taxes				14,720
Income taxes				(5,333)
Net Income				9,387
Net Loss Attributable to Noncontrolling Interests				66
Net Income Attributable to Shareholders of Crawford & Company				$9,453

CRAWFORD & COMPANY
Reportable Segment Information (Unaudited)
Revised for Realignment of Reportable Segments

	Three Months Ended December 31, 2024
	U.S. Property & Casualty	Broadspire	International Operations	Total
	(Dollars In thousands)
Revenues before reimbursements	$108,617	$104,783	$133,854	$347,254
Less:
Segment Expenses:
Compensation	62,931	47,041	68,558	178,530
Benefits and payroll taxes	9,470	10,557	11,944	31,971
Non-employee labor	2,823	2,773	7,998	13,594
Total Compensation	75,224	60,371	88,500	224,095
Office rent and occupancy	1,057	2,428	4,359	7,844
Other office operating expense (1)	3,931	3,320	8,972	16,223
Depreciation	2,081	1,154	857	4,092
Professional fees	716	4,795	3,357	8,868
Cost of risk	415	3,827	1,586	5,828
Other, net (2)	676	61	(638)	99
Total Other Operating Expense	8,876	15,585	18,493	42,954
Allocated corporate, shared services, and administrative costs (3)	13,304	18,042	19,964	51,310
Total Segment Expenses	97,404	93,998	126,957	318,359
Segment Operating Earnings	$11,213	$10,785	$6,897	$28,895
Reconciliation of segment operating earnings:
Unallocated corporate administrative costs (4)				(10,169)
Net corporate interest expense				(4,328)
Non-service pension costs				(2,451)
Stock option expense				(80)
Amortization of acquisition-related intangible assets				(1,841)
Contingent earnout adjustments				(448)
Income before income taxes				9,578
Income taxes				(3,717)
Net Income				5,861
Net Income Attributable to Noncontrolling Interests				(139)
Net Income Attributable to Shareholders of Crawford & Company				$5,722

CRAWFORD & COMPANY
Reportable Segment Information (Unaudited)
Revised for Realignment of Reportable Segments

	Year Ended December 31, 2024
	U.S. Property & Casualty	Broadspire	International Operations	Total
	(Dollars In thousands)
Revenues before reimbursements	$365,842	$417,182	$509,486	$1,292,510
Less:
Segment Expenses:
Compensation	197,490	182,625	264,369	644,484
Benefits and payroll taxes	33,967	41,306	48,306	123,579
Non-employee labor	9,847	12,150	27,009	49,006
Total Compensation	241,304	236,081	339,684	817,069
Office rent and occupancy	4,414	9,438	17,623	31,475
Other office operating expense (1)	14,639	12,586	34,667	61,892
Depreciation	7,089	4,800	3,520	15,409
Professional fees	2,148	18,158	12,094	32,400
Cost of risk	1,827	6,539	4,860	13,226
Other, net (2)	5,681	763	6,130	12,574
Total Other Operating Expense	35,798	52,284	78,894	166,976
Allocated corporate, shared services, and administrative costs (3)	56,312	74,813	76,133	207,258
Total Segment Expenses	333,414	363,178	494,711	1,191,303
Segment Operating Earnings	$32,428	$54,004	$14,775	$101,207
Reconciliation of segment operating earnings:
Unallocated corporate administrative costs (4)				(26,497)
Net corporate interest expense				(16,862)
Non-service pension costs				(9,764)
Stock option expense				(574)
Amortization of acquisition-related intangible assets				(7,497)
Contingent earnout adjustments				1,099
Income before income taxes				41,112
Income taxes				(14,583)
Net Income				26,529
Net Loss Attributable to Noncontrolling Interests				67
Net Income Attributable to Shareholders of Crawford & Company				$26,596